Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 06, 2014	Jun. 16, 2014	Mar. 19, 2014	Jun. 18, 2014	Jun. 30, 2014	Apr. 21, 2014	Mar. 19, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 11, 2014	Dec. 31, 2013
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio						7
Common Stock, Shares, Outstanding (in Shares)					18,969,989	8,309,989		18,969,989	18,969,989		2,469,648
Share Price	$ 2.00	$ 2.11			$ 2	$ 0.01		$ 2	$ 2	$ 1.85
Fractional Shares Cancelled (in Shares)						15
Business Combination, Consideration Transferred (in Dollars)			$ 43,333				$ 43,333
Payments to Acquire Businesses, Gross (in Dollars)			2,500				2,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)			5,833,214				5,833,214
Stock Issued During Period, Shares, New Issues (in Shares)	10,000,000			660,000
Class of Warrant or Right Price Per Warrants or Rights	$ 0.00001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50	$ 2.50			$ 2.50			$ 2.50	$ 2.50
Class of Warrant or Right Expiration Term	5 years	2 years						5 years
Warrant Option to Purchase Common Share (in Shares)	1	1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	5,000,000	80,000								330,000
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 21,320
Fair Value Assumptions, Expected Volatility Rate		87.55%						90.49%	90.49%
Share Price Trigger of Warrants								125.00%
Warrants Exercise Price Reduction Percentage					125.00%
Warrant Instrument Threshold Consecutive Trading Days								3 days
Warrant Fair Value Difference					$ 0.21
Subsequent Event [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio						7
45-Day Option [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Option to Purchase Additional Shares (in Shares)	1,500,000
Option to Purchase Additional Warrants (in Shares)	750,000
September 15, 2014 [Member] | Third Party Investor Relations Company [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
ClassOfWarrantOrRightToBeIssued (in Shares)		40,000
September 15, 2014 [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
ClassOfWarrantOrRightToBeIssued (in Shares)		40,000
Warrant Fair Value		$ 0.95
March 15, 2015 [Member] | Third Party Investor Relations Company [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
ClassOfWarrantOrRightToBeIssued (in Shares)		40,000
Warrant Fair Value		$ 1.05
March 15, 2015 [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
ClassOfWarrantOrRightToBeIssued (in Shares)		40,000
Fair Value Estimate [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Warrant Fair Value	$ 1.36				$ 1.55
Dilution Effect [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Warrant Fair Value	$ 1.34				$ 1.22
Warrant Fair Value Difference					$ 0.17
Maximum [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Warrants Exercise Price Reduction Percentage Cap					20.00%
AEGIS Capital Corp [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Share Price	$ 2.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.50
Class of Warrant or Right Expiration Term	5 years
Warrant Option to Purchase Common Share (in Shares)	1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	300,000
Fair Value Assumptions, Expected Volatility Rate	92.82%
Third Party Investor Relations Company [Member]
Note 11 - Common Stock, Additional Paid-In Capital and Warrants (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.50